OPERATING SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Ownership percentage in Maui Jim Inc.	40.00%								40.00%
REVENUE
Net premiums earned	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 127,026	$ 128,334	$ 121,758	$ 116,264	$ 538,452	$ 493,382	$ 491,961
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Consolidated revenue									619,169	583,424	546,552
INSURANCE EXPENSES
Losses and settlement expenses									200,084	201,332	203,388
Policy acquisition costs									183,868	156,894	164,195
Other insurance expenses									44,312	38,584	39,768
Insurance expenses									428,264	396,810	407,351
NET EARNINGS
Net underwriting income									110,188	96,572	84,610
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
General corporate expense and interest on debt									(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investee									6,497	7,101	5,052
Earnings before income taxes	40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income taxes									56,988	51,470	37,831
Net earnings	29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Casualty
REVENUE
Net premiums earned									236,198	232,047	265,957
INSURANCE EXPENSES
Losses and settlement expenses									85,091	114,861	123,366
Policy acquisition costs									67,495	59,628	69,956
Other insurance expenses									22,215	20,474	21,934
NET EARNINGS
Net underwriting income									61,397	37,084	50,701
Property
REVENUE
Net premiums earned									203,660	181,645	155,303
INSURANCE EXPENSES
Losses and settlement expenses									101,969	82,463	68,606
Policy acquisition costs									57,878	52,847	51,958
Other insurance expenses									13,481	12,042	11,550
NET EARNINGS
Net underwriting income									30,332	34,293	23,189
Surety
REVENUE
Net premiums earned									98,594	79,690	70,701
INSURANCE EXPENSES
Losses and settlement expenses									13,024	4,008	11,416
Policy acquisition costs									58,495	44,419	42,281
Other insurance expenses									8,616	6,068	6,284
NET EARNINGS
Net underwriting income									$ 18,459	$ 25,195	$ 10,720